ACQUISITIONS (Details Narrative)	Dec. 31, 2016 USD ($) shares
Notes to Financial Statements
Common stock, Shares issued | shares	4,000,000
Common Stock Value	$ 4,000
Acounts Receivable - Related Party	$ 4,000